Accounting changes	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Changes [Abstract]
Disclosure Of Accounting Changes [Text Block]
Note 4
Accounting changes

The Financial Market Commission (Comisión para el Mercado Financiero in Spanish) modified as of this year, the financial statement line item in which the right of use assets and lease liabilities are presented in the Statement of Financial Position. Until December 31, 2019, they were presented under the financial statement line item of Property, plant and equipment (net) and in Other financial liabilities (current and non-current), while the new presentation presents them as Right of use assets and Lease liabilities (current and non-current) separate financial statement line items within the statement of financial position.

During the year ended on December 31, 2020, there have been no changes in the use of accounting principles or relevant changes in any accounting estimates with regard to previous years that have affected these Consolidated Financial Statements.